Retirement Plans - Summary of Expected Benefit Payments (Detail) (Supplemental Retirement Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 396
2015	512
2016	637
2017	842
2018	900
2019 through 2023	6,951
Total	$ 10,238